Commitments and Contingencies (Details 1)	Jun. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
The remainder of 2019	$ 45,203
Fiscal year 2020
Fiscal year 2021
Fiscal year 2022
Fiscal year 2023
Thereafter
Total undiscounted cash flows	45,203
Less: imputed interest	(935)
Present value of lease liabilities	$ 44,268